Maxim Series Fund, Inc.
                                    8515 East Orchard Road
                                 Greenwood Village, CO 80111



March 1, 2001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:     Maxim Series Fund, Inc.
        Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File Nos. 002-75503 and 811-03364

Ladies and Gentlemen:

In lieu of filing the form of Prospectus and Statement of Additional Information for the Maxim Vista Growth & Income Portfolio of the Maxim Series Fund, Inc. (the Fund) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 71 to the Funds registration
     statement  on  Form  N-1A,   the  most  recent   amendment  to  the  Funds
     registration statement.

(2)  the text of  post-effective  amendment  no. 71 to the  Funds  registration
     statement  on  Form  N-1A,   the  most  recent   amendment  to  the  Funds
     registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on March 1, 2001.

If you should have any questions regarding the foregoing, please contact the undersigned at (303) 737-3831.

MAXIM SERIES FUND, INC.
(Registrant)

By:     /s/David T. Buhler
        Attorney
        Maxim Series Fund, Inc.